Eaton Vance
New Jersey Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/38	$500	$ 560,195
Green Bonds, 5.00%, 9/1/49	500	551,900
		$ 1,112,095
Education — 5.5%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)(2)	$370	$ 385,718
5.00%, 7/15/54(1)(2)	500	509,600
5.00%, 7/15/64(1)(2)	775	784,385
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.25%, 7/1/31(3)	2,700	2,700,000
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 3/1/53	2,000	1,995,100
5.00%, 3/1/43	2,000	2,246,480
		$ 8,621,283
Electric Utilities — 0.9%
New York Power Authority, Green Bonds, 5.00%, 11/15/41	$1,250	$ 1,410,225
		$ 1,410,225
General Obligations — 8.4%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,837,315
Bergen County Improvement Authority, NJ, (County Courthouse Project), 5.00%, 6/1/54	3,000	3,294,720
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project):
4.00%, 10/16/25	1,000	1,008,160
4.50%, 5/28/25	1,000	1,006,140
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	1,000	1,009,230
Ocean County, NJ, 4.00%, 11/1/41(2)	1,605	1,656,103
Puerto Rico, 5.625%, 7/1/29	1,000	1,076,350
Summit, NJ, 3.00%, 7/15/45	1,360	1,158,625
		$ 13,046,643
Hospital — 15.6%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$105	$ 105,085
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.):
5.00%, 7/1/35	$2,795	$ 2,899,002
5.00%, 7/1/38	2,005	2,070,664
New Jersey Health Care Facilities Financing Authority, (Hospital Capital Asset Financing Program), (LOC: TD Bank, N.A.), 3.24%, 7/1/35(3)	2,000	2,000,000
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,500	2,401,600
5.25%, 7/1/49	2,000	2,193,660
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	4,000	4,045,440
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	995,478
3.125%, 7/1/33	835	751,709
4.00%, 7/1/48	3,000	2,693,070
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 3.35%, 7/1/43(4)	4,150	4,150,000
		$ 24,305,708
Housing — 2.2%
New Jersey Housing and Mortgage Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/42	$1,975	$ 1,977,370
Social Bonds, 4.55%, 10/1/44	1,500	1,507,320
		$ 3,484,690
Industrial Development Revenue — 5.3%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,087,708
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,788,420
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	748,658
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,683,290
		$ 8,308,076
Insured - Education — 4.5%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/54	$3,000	$ 3,183,420
New Jersey Educational Facilities Authority, (Montclair State University):
(AGM), 5.00%, 7/1/43	2,150	2,390,692

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University): (continued)
(AGM), 5.00%, 7/1/44	$1,330	$ 1,473,720
		$ 7,047,832
Insured - Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,983,488
		$ 2,983,488
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 393,862
		$ 393,862
Insured - General Obligations — 5.2%
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	$1,000	$ 1,016,300
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,238,472
Paramus, NJ, (AGC), 2.00%, 10/1/36	1,910	1,543,223
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,866
		$ 8,104,861
Insured - Special Tax Revenue — 9.0%
Casino Reinvestment Development Authority, NJ:
(AGC), 4.00%, 11/1/44	$1,500	$ 1,437,015
(AGC), 5.00%, 11/1/40	1,000	1,101,370
(AGC), 5.00%, 11/1/41	795	869,857
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	6,111,950
(AGC), 0.00%, 7/1/27	1,900	1,723,851
(NPFG), 5.25%, 7/1/26	1,620	1,659,852
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,099,060
		$ 14,002,955
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,017,277
		$ 2,017,277
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.7%
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	$3,000	$ 3,014,160
(AGM), 5.00%, 12/1/42	1,000	1,098,780
		$ 4,112,940
Lease Revenue/Certificates of Participation — 6.2%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25	$1,000	$ 1,008,920
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,833,365
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	998,840
5.00%, 6/15/46	1,500	1,602,855
2023 Series AA, 5.00%, 6/15/38	1,000	1,095,480
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,514,430
Union County Improvement Authority, NJ, 4.125%, 4/15/54	1,500	1,501,875
		$ 9,555,765
Other Revenue — 2.6%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 4,079,390
		$ 4,079,390
Special Tax Revenue — 2.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 199,694
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	1,500	1,670,565
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,999,569
		$ 3,869,828
Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority:
6.58%, (90-day SOFR Average + 0. 95%), 6/1/36(5)	$755	$ 755,627
(AMT), 3.25%, 12/1/29	470	458,635
(AMT), 4.00%, 12/1/34	255	254,102
(AMT), 5.00%, 12/1/29	1,565	1,658,384
(AMT), 5.25%, 12/1/54	1,000	994,160
		$ 4,120,908
Transportation — 16.1%
Delaware River and Bay Authority:
4.00%, 1/1/44	$1,005	$ 991,996

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Delaware River and Bay Authority: (continued)
5.00%, 1/1/49	$1,125	$ 1,218,049
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,206
New Jersey Turnpike Authority:
4.125%, 1/1/54	1,400	1,391,348
4.50%, 1/1/48	2,000	2,058,680
5.25%, 1/1/49	2,000	2,221,500
Port Authority of New York and New Jersey:
5.00%, 9/1/39	1,625	1,841,255
(AMT), 5.00%, 10/15/35	2,530	2,590,821
(AMT), 5.00%, 11/15/36	2,000	2,035,920
(AMT), 5.00%, 8/1/37	1,000	1,060,300
(AMT), 5.00%, 7/15/40	1,375	1,458,174
(AMT), 5.00%, 1/15/47	1,000	1,040,230
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,365,571
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,911,020
4.625%, 11/1/47	1,500	1,514,550
5.00%, 11/1/31	1,000	1,000,800
		$ 24,975,420
Water and Sewer — 2.2%
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/25	$2,000	$ 2,013,060
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	1,500	1,448,010
		$ 3,461,070
Total Tax-Exempt Municipal Obligations (identified cost $147,871,884)		$149,014,316

Taxable Municipal Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 516,193
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	559,833
1.357%, 3/1/27	500	466,160
1.547%, 3/1/28	500	455,425
2.729%, 8/1/33	700	596,526
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township Board of Education, NJ: (continued)
2.849%, 8/1/35	$1,000	$ 826,710
		$ 3,420,847
Lease Revenue/Certificates of Participation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	$4,250	$ 4,323,015
		$ 4,323,015
Total Taxable Municipal Obligations (identified cost $8,206,366)		$ 7,743,862
Total Investments — 100.8% (identified cost $156,078,250)		$156,758,178
Other Assets, Less Liabilities — (0.8)%		$ (1,167,305)
Net Assets — 100.0%		$155,590,873
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $1,879,397 or 1.2% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(5)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 8.2% of total investments.

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$149,014,316	$ —	$149,014,316
Taxable Municipal Obligations	—	7,743,862	—	7,743,862
Total Investments	$ —	$156,758,178	$ —	$156,758,178
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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